Financial statements preparation (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Balance sheets
Total assets	[1]	$ 1,014,198	$ 935,877
Total liabilities	[1]	943,689	863,785
Net assets		70,509	72,092
Income statements
Interest income	[1]	23,251	22,278	$ 27,047
Interest expense	[1]	6,090	5,420	10,351
Net interest income	[1]	17,161	16,858	16,696
Non-interest income		2,445	4,364	3,487
Net operating income before operating expenses and impairment (charges)/benefits		19,606	21,222	$ 20,183
Parent Entity
Balance sheets
Due from subsidiaries	[1]	54,185	47,262
Total assets	[1]	969,261	874,605
Due to subsidiaries	[1]	58,343	50,732
Total liabilities	[1]	901,478	811,806
Net assets		67,783	62,799
Income statements
Interest income	[1]	20,613	20,075
Interest expense	[1]	6,296	5,770
Net interest income	[1]	14,317	14,305
Non-interest income		9,982	3,924
Net operating income before operating expenses and impairment (charges)/benefits		$ 24,299	18,229
Parent Entity | Intercompany transactions with consolidated securitisation entities
Balance sheets
Due from subsidiaries			47,262
Total assets			874,605
Due to subsidiaries			50,732
Total liabilities			811,806
Net assets			62,799
Income statements
Interest income			20,075
Interest expense			(5,770)
Net interest income			14,305
Non-interest income			3,924
Net operating income before operating expenses and impairment (charges)/benefits			18,229
Parent Entity | Intercompany transactions with consolidated securitisation entities | Reported
Balance sheets
Due from subsidiaries			175,346
Total assets			1,002,689
Due to subsidiaries			178,816
Total liabilities			939,890
Net assets			62,799
Income statements
Interest income			21,906
Interest expense			(7,870)
Net interest income			14,036
Non-interest income			4,193
Net operating income before operating expenses and impairment (charges)/benefits			18,229
Parent Entity | Intercompany transactions with consolidated securitisation entities | Restatement
Balance sheets
Due from subsidiaries			(128,084)
Total assets			(128,084)
Due to subsidiaries			(128,084)
Total liabilities			(128,084)
Income statements
Interest income			(1,831)
Interest expense			2,100
Net interest income			269
Non-interest income			$ (269)

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.